Stock-Based Compensation - Stock options activity (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Apr. 16, 2019	Sep. 30, 2019
Common stock reserved for future issuance
Expiry period	10 years
Number of shares
Options granted (in shares)		994,966
Options canceled (in shares)		(9,760)
Outstanding at end of period (in shares)		985,206
Weighted-average exercise price
Options granted (per share)		$ 15.06
Options canceled (per share)		15.00
Outstanding price at ending (per share)		$ 15.06
Additional disclosures
Weighted average remaining contractual term for outstanding options (in years)		9 years 6 months 15 days
Aggregate intrinsic value		$ 24,002
Total unrecognized stock-based compensation expense		$ 2,900
Weighted-average period over which unrecognized stock-based compensation expense is expected to be recognized		2 years 5 months 5 days
Minimum
Common stock reserved for future issuance
Vesting period	2 years
Vesting percentage on the first anniversary of the grant date	25.00%
Maximum
Common stock reserved for future issuance
Vesting period	4 years
Vesting percentage on the first anniversary of the grant date	50.00%
2019 Equity Incentive Plan
Number of shares
Outstanding at end of period (in shares)		985,206